FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2015
FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2014	2015
	RMB	RMB	US$ Note 3

ASSETS
Current assets:
Cash and cash equivalents	144,814	254,213	39,244
Prepayments and other current assets	823	7,180	1,108
Amounts due from subsidiaries and VIE	535,852	764,883	118,079
Total current assets	681,489	1,026,276	158,431

Investments in subsidiaries and VIE	(194,926)	218,147	33,676
Investments in cost method investees other than subsidiaries and VIE	-	6,682	1,032
TOTAL ASSETS	486,563	1,251,105	193,139
LIABILITIES
Current liabilities:
Other current liabilities	38	9,165	1,417
Amounts due to related parties	7,469	7,469	1,153
Total current liabilities	7,507	16,634	2,570
TOTAL LIABILITIES	7,507	16,634	2,570

Convertible redeemable preferred shares:
Series A convertible redeemable preferred shares (US$0.0001 par value; 19,622,241 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB55,924 as of December 31, 2014; liquidation value of RMB49,098 as of December 31, 2014)	55,924	-	-
Series B convertible redeemable preferred shares (US$0.0001 par value; 26,532,203 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB202,125 as of December 31, 2014; liquidation value of RMB198,088 as of December 31, 2014)	202,125	-	-
Series C1 convertible redeemable preferred shares (US$0.0001 par value; 29,056,332 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB355,176 as of December 31, 2014; liquidation value of RMB403,417 as of December 31, 2014)	355,176	-	-
Series C2 convertible redeemable preferred shares (US$0.0001 par value; 1,925,063 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB21,715 as of December 31, 2014; liquidation value of RMB31,445 as of December 31, 2014)	37,630	-	-
Series D convertible redeemable preferred shares (US$0.0001 par value; 7,504,324 shares authorized, issued and outstanding as of December 31, 2014; redemption value of RMB150,430 as of December 31, 2014; liquidation value of RMB220,689 as of December 31, 2014)	150,430	-	-

SHAREHOLDERS' EQUITY(DEFICIT)
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 28,058,820 and 151,471,369 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	17	93	14
Additional paid-in capital	3,755	1,535,665	237,066
Subscription receivable	—	—	—
Accumulated deficits	(327,205)	(320,499)	(49,477)
Accumulated other comprehensive income	1,204	19,212	2,966
Total shareholders' equity(deficit)	(322,229)	1,234,471	190,569
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY(DEFICIT)	486,563	1,251,105	193,139

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

(All amounts in thousands, except for share and per share data)

		For year ended December 31,
	From Date of Inception to December 31, 2013	2014	2015
	RMB	RMB	RMB	US$ Note 3
Operating expenses:
General and administrative	-	(66)	(3,126)	(483)
Other operating income	-	-	1,399	216
Total operating expenses	-	(66)	(1,727)	(267)
Loss from operations	-	(66)	(1,727)	(267)
Interest income	-	-	1,175	182
Exchange loss	-	(2,414)	(471)	(73)
Equity in income (loss) of subsidiaries and VIE	(1,242)	(57,334)	23,644	3,651
Net income (loss)	(1,242)	(59,814)	22,621	3,493

Deemed dividend from issuance of convertible redeemable preferred shares	-	(16,666)	-	-
Change in redemption value of convertible redeemable preferred shares	(1,058)	(79,169)	(25,332)	(3,911)
Net loss attributable to ordinary shareholders	(2,300)	(155,649)	(2,711)	(418)

Net income (loss)	(1,242)	(59,814)	22,621	3,493

Foreign currency translation adjustment	(45)	1,249	18,008	2,780
Comprehensive income (loss)	(1,287)	(58,565)	40,629	6,273

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

-

		For year ended December 31,
	From Date of Inception to December 31, 2013	2014	2015
	RMB	RMB	RMB	US$ Note 3
Cash flows from operating activities:
Net (loss) income	(1,242)	(59,814)	22,621	3,493
Adjustments to reconcile net loss to net cash used by operating activities:
Exchange loss	-	2,414	471	73
Equity in loss (income) of subsidiaries and VIE	1,242	57,334	(23,644)	(3,651)
Changes in other current liabilities	-	38	9,127	1,409
Net cash used in operating activities	-	(28)	8,575	1,324

Cash flows from investing activities:
Advances to subsidiaries and VIE	-	(5,932)	(229,031)	(35,357)
Investment in a cost method investee	-	-	(6,682)	(1,032)
Investments in subsidiaries	-	-	(366,234)	(56,536)
Net cash used in investing activities	-	(5,932)	(601,947)	(92,925)

Cash flows from financing activities:
Proceeds from amounts due to related parties	-	68,941	-	-
Repayment of amounts due to related parties	-	(61,472)	-	-
Proceeds from shareholders' payment for ordinary shares	-	17	-	-
Proceeds from issuance of Series D convertible redeemable preferred shares, net	-	145,746	-	-
Proceeds from issuance of ordinary shares upon initial public offering, net	-	-	707,061	109,151
Proceeds from exercises of share options	-	-	11	2
Payment for ordinary shares repurchase	-	-	(13,958)	(2,155)
Advances for ordinary shares repurchase	-	-	(5,521)	(852)
Payment of initial public offering costs	-	(823)	-	-
Net cash provided by financing activities	-	152,409	687,593	106,146

Net increase in cash and cash equivalents	-	146,449	94,221	14,545
Cash and cash equivalents, beginning of year	-	—	144,814	22,355
Effect of exchange rate changes on cash and cash equivalents	-	(1,635)	15,178	2,344
Cash and cash equivalents, end of year	-	144,814	254,213	39,244

1)    Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)    The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE'' and the subsidiaries and VIE' profit or loss as ‘‘Equity in income/loss of subsidiaries'' on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3)    Translations of balances in the Additional Financial Information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2015 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.4778, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2015. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2015, or at any other rate.

4)    As of December 31, 2014 and 2015, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.